INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials and components	$ 1,991	$ 1,899
Work-in-progress	119	1,004
Finished products	13,434	8,525
Inventory, Total	$ 15,544	$ 11,428